Note 9 - Long-term Debt (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 08, 2016	Oct. 31, 2014	Oct. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2016	Jun. 17, 2016
Debt Instrument, Unamortized Discount				$ 1,513,042		$ 1,803,742	$ 3,744,941
Warrants and Rights Outstanding								$ 240,709	$ 791,290
Gain (Loss) on Extinguishment of Debt						(500,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3	$ 5
Debt Conversion, Original Debt, Amount						5,329,736
Increase (Decrease) in Interest Payable, Net				321,813	$ 371,572	1,477,926	1,453,347
Amortization of Debt Issuance Costs				290,700	451,924	1,609,588	2,080,125
Melody Business Finance LLC [Member]
Debt Conversion, Original Debt, Amount	$ 5,000,000
Melody Business Finance LLC [Member] | Towerstream Investor [Member]
Proceeds from Collection of Notes Receivable	$ 5,500,000
Series D Convertible Preferred Stock [Member] | Melody Business Finance LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued	1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,000,000
Melody Business Finance LLC [Member] | Series D Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,000,000
Interest Expense, Write-off of Unamortized Debt Discount	$ 331,609
Gain (Loss) on Extinguishment of Debt	(500,000)
Secured Debt [Member] | Melody Business Finance LLC [Member]
Debt Conversion, Original Debt, Amount, Principal Portion	4,935,834
Debt Conversion, Original Debt, Amount, Interest Portion	64,166
Debt Instrument, Face Amount		$ 35,000,000	$ 35,000,000
Proceeds from Issuance of Long-term Debt			$ 33,950,000
Debt Instrument Discount Rate		3.00%	3.00%
Paid In Kind Interest Stated Rate		4.00%	4.00%
Debt Covenant, Cash and Cash Equivalents, Minimum Balance			$ 6,500,000
Debt Instrument Additional Interes Rate In The Event Of Default		5.00%	5.00%
Debt Instrument Prepayment Minimum Principal Amount		$ 5,000,000	$ 5,000,000
Debt Instrument, Prepayment, Integral Amounts Beyond the Minimum Principal Amount		1,000,000	1,000,000
Debt Instrument, Unamortized Discount		6,406,971	6,406,971
Warrants and Rights Outstanding		2,463,231	2,463,231
Interest Expense, Write-off of Unamortized Debt Discount	331,609
Gain (Loss) on Extinguishment of Debt	(500,000)
Debt Issuance Costs, Gross		2,893,739	2,893,739
Debt Instrument, Original Issue Discount		$ 1,050,000	$ 1,050,000
Debt Instrument, Original Issue Discount Rate		3.00%	3.00%
Debt Conversion, Original Debt, Amount	$ 5,000,000
Interest Expense				965,439	1,114,716	4,497,945	4,360,042
Interest Paid				643,626	743,144	2,955,853	2,906,695
Increase (Decrease) in Interest Payable, Net				321,813	371,572	1,477,926	1,453,347
Amortization of Debt Issuance Costs				$ 290,700	$ 451,924	$ 1,609,588	$ 2,080,125
Secured Debt [Member] | Melody Business Finance LLC [Member] | Warrant One [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		120,000	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 25.20	$ 25.20
Secured Debt [Member] | Melody Business Finance LLC [Member] | Warrant Two [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		60,000	60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.20	$ 0.20
Secured Debt [Member] | Melody Business Finance LLC [Member] | If Rate Is Greater Than LIBOR Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%
Debt Instrument, Reference Rate				0.98%
Secured Debt [Member] | Melody Business Finance LLC [Member] | First Two Thirds Of Shares Under Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 25.20	$ 25.20
Secured Debt [Member] | Melody Business Finance LLC [Member] | Remaining One Third Of Shares Under Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.20	$ 0.20
Secured Debt [Member] | Melody Business Finance LLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		7.00%	7.00%
Debt Instrument, Reference Rate						0.77%